DESCRIPTION OF THE BUSINESS (Details) € / shares in Units, $ in Thousands					1 Months Ended														2 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($) tranch	Sep. 21, 2020 EUR (€)	Sep. 21, 2020 USD ($)	Jun. 24, 2020 tranch	Dec. 31, 2021 EUR (€) € / shares shares	Dec. 31, 2021 USD ($) shares	Apr. 30, 2021 EUR (€) € / shares shares	Apr. 30, 2021 USD ($) shares	Mar. 31, 2021 EUR (€) shares	Dec. 22, 2020 EUR (€) tranch	Nov. 30, 2020 EUR (€) loan	Jun. 30, 2020 EUR (€) patient	Mar. 31, 2020 patient	Feb. 29, 2020 EUR (€)	Jun. 30, 2019 USD ($)	Nov. 30, 2017 EUR (€)	Nov. 30, 2017 USD ($)	May 31, 2013 EUR (€)	Aug. 24, 2020 EUR (€) tranch	Dec. 31, 2021 EUR (€) € / shares shares		Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2012 EUR (€)	Aug. 24, 2021 EUR (€)	May 19, 2021 EUR (€)	Mar. 02, 2021 EUR (€)	Dec. 07, 2020 EUR (€)	Nov. 17, 2020 EUR (€)	Jul. 06, 2020 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure Of Description Of Business [Line Items]
Initial public offering amount																€ 124,000,000	$ 144,000	€ 17,700,000
Shareholders' equity					€ 22,845,000															€ 22,845,000		€ 26,539,000	€ 85,560,000									€ 145,602,000
Convertible notes					€ 0															0		2,169,000
Capital increases, net of transaction costs																				34,631,000		118,000	0
Issue of ordinary shares																				€ 52,842,000	[1]	12,719,000	0
Nominal value (in euro per share) | € / shares					€ 0.10		€ 0.10													€ 0.10
Issuance premium (in euro per share) | € / shares					€ 2.16		€ 5.91													€ 2.16
Percentage of Company's share capital					11.02%		19.12%													11.02%
Percentage of Company's voting rights					11.02%		19.12%													11.02%
Percentage of permissible dilution					20.00%															20.00%
Number of borrowings received (in loan) | loan											2
Proceeds from borrowings, net of transaction costs																				€ 12,157,000		27,134,000	0
Share capital
Disclosure Of Description Of Business [Line Items]
Shareholders' equity					€ 3,102,000															3,102,000		2,006,000	1,794,000									1,794,000
Issue of ordinary shares																				1,096,000	[1]	212,000	0
Premiums related to the share capital
Disclosure Of Description Of Business [Line Items]
Shareholders' equity					97,618,000															97,618,000		120,705,000	281,688,000									€ 281,744,000
Issue of ordinary shares																				51,746,000	[1]	12,507,000	€ 0
BPI France
Disclosure Of Description Of Business [Line Items]
Proceeds from borrowings, net of transaction costs											€ 5,000,000
Societe Generale
Disclosure Of Description Of Business [Line Items]
Proceeds from borrowings, net of transaction costs											€ 5,000,000
SQZ Biotechnologies
Disclosure Of Description Of Business [Line Items]
Upfront payments upon potential development, regulatory and commercial milestones | $															$ 57,000
Tedac project
Disclosure Of Description Of Business [Line Items]
Conditional advance received														€ 2,979,000						734,000		€ 2,979,000		€ 1,119,000	€ 63,000
Subsidy received														€ 294,000						308,730
European High Growth Opportunities Fund
Disclosure Of Description Of Business [Line Items]
Convertible notes					€ 27,000,000															€ 27,000,000
Percentage of permissible dilution				20.00%	20.00%															20.00%
Number of tranches of convertible notes | tranch				2
Number of tranches of borrowings issued, investor call | tranch	2
European High Growth Opportunities Fund | Tranche one
Disclosure Of Description Of Business [Line Items]
Convertible notes																															€ 3,000,000
European High Growth Opportunities Fund | Tranche two
Disclosure Of Description Of Business [Line Items]
Convertible notes																			€ 3,000,000
European High Growth Opportunities Fund | Tranche three
Disclosure Of Description Of Business [Line Items]
Convertible notes																														€ 3,000,000
Cowen | American Depository Shares
Disclosure Of Description Of Business [Line Items]
Percentage of permissible dilution		20.00%	20.00%		20.00%															20.00%
Maximum potential proceeds from issuance of equity	$ 22,000	€ 30,000,000	$ 30,000
TRYBECA Trial One
Disclosure Of Description Of Business [Line Items]
Number of patients data reviewed | patient													320
Phase Two Trial Of Nordic Society Of Paediatric Haematology | Eryaspase
Disclosure Of Description Of Business [Line Items]
Number of patient enrollments achieved | patient												50
Derivatives | European High Growth Opportunities Fund
Disclosure Of Description Of Business [Line Items]
Convertible notes																										€ 5,700,000	€ 2,900,000	€ 2,900,000
Potential amount to be raised from convertible notes with share subscription warrants												€ 60,000,000
Percentage of permissible dilution												20.00%
Number of tranches of convertible notes | tranch																			2
Number of tranches of borrowings issued, investor call | tranch										3
Derivatives | European High Growth Opportunities Fund | Tranche one
Disclosure Of Description Of Business [Line Items]
Convertible notes																														€ 3,000,000	€ 3,000,000
Derivatives | European High Growth Opportunities Fund | Tranche two
Disclosure Of Description Of Business [Line Items]
Convertible notes																			€ 3,000,000										€ 3,000,000
Derivatives | European High Growth Opportunities Fund | Tranche three
Disclosure Of Description Of Business [Line Items]
Convertible notes										€ 3,000,000
At-The-Market Offering
Disclosure Of Description Of Business [Line Items]
Number of shares issued during the period (in shares) | shares									744,186											744,186
Capital increases, net of transaction costs									€ 6,400,000
Issue of ordinary shares																				€ 6,616,000
Registered Direct Offering
Disclosure Of Description Of Business [Line Items]
Issue of ordinary shares					€ 6,957,256.32	$ 7,850	€ 24,868,971.3	$ 30,000
Number of units issued (in shares) | shares					769,608	769,608	1,034,483	1,034,483
Number of ordinary shares issued, per unit (in shares) | shares					4	4	4	4
Number of warrants issued, per unit (in shares) | shares					3	3	3	3
Number of shares purchased per warrant (in shares) | shares					1	1	1	1
Number of ordinary shares issued (in shares) | shares					3,078,432	3,078,432	4,137,932	4,137,932
Registered Direct Offering | Share capital
Disclosure Of Description Of Business [Line Items]
Issue of ordinary shares					€ 307,843.2		€ 413,793.2
Registered Direct Offering | Premiums related to the share capital
Disclosure Of Description Of Business [Line Items]
Issue of ordinary shares					€ 6,649,413.12		€ 24,455,178.1

[1]	of which €31,826 thousand as result of the Registered Direct Offering in April (€24,867 thousand) and in December (€6,957 thousand) 2021 ; €6,616 thousand related to ATM and €14,400 thousand related to the conversion of five tranches of OCABSA.